INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

February 12, 2020

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File Nos. 333-122901 and 811-21719 on behalf of the Knowledge Leaders Developed World ETF (the “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 1073 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) to create one new series, the Knowledge Leaders Developed World ETF.

Please direct your comments to the undersigned at (626) 914-1360. Thank you.

Sincerely,

/s/ JOY AUSILI

Joy Ausili

Vice-President

Investment Managers Series Trust